Item 1. Report to Shareholders

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

Investor Class

               6 Months       Year
                  Ended      Ended
                6/30/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET
VALUE

Beginning of
period         $  27.98   $  21.50   $  25.34   $  23.87   $  22.80   $  20.79

Investment
activities
  Net investment
  income (loss)   (0.02)     (0.02)      0.01       0.10       0.15       0.09

  Net realized
  and unrealized
  gain (loss)      2.03       6.96      (3.61)      1.52       3.52       2.89

  Total from
  investment
  activities       2.01       6.94      (3.60)      1.62       3.67       2.98

Distributions
  Net investment
  income             --         --      (0.01)     (0.10)     (0.14)     (0.08)

  Net realized
  gain               --      (0.46)     (0.23)     (0.05)     (2.46)     (0.89)

  Total
  distributions      --      (0.46)     (0.24)     (0.15)     (2.60)     (0.97)

NET ASSET
VALUE

End of period  $  29.99   $  27.98   $  21.50   $  25.34   $  23.87   $  22.80
               ---------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^      7.18%     32.35%    (14.21)%     6.81%     16.49%     14.66%

Ratio of total
expenses to
average net
assets             0.94%!     0.96%       0.96%     0.98%      0.94%      0.96%

Ratio of net
investment
income (loss)
to average
net assets       (0.16)%!   (0.10)%       0.04%     0.45%      0.63%      0.47%

Portfolio
turnover rate      21.9%!     16.3%       15.3%     16.5%      32.8%      42.3%

Net assets,
end of period
(in millions)   $  5,499   $  4,864    $  3,298  $  3,158   $  2,255   $  1,740

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class

                      6 Months        Year                             3/31/00
                         Ended       Ended                             Through
                       6/30/04    12/31/03    12/31/02    12/31/01    12/31/00
NET ASSET
VALUE

Beginning of period  $   27.88   $   21.44   $   25.32   $   23.89   $   24.93

Investment activities
  Net investment
  income (loss)          (0.05)      (0.05)      (0.02)       0.04        0.07

  Net realized and
  unrealized
  gain (loss)             2.01        6.91       (3.63)       1.53        1.53

  Total from
  investment
  activities              1.96        6.86       (3.65)       1.57        1.60

Distributions
  Net investment
  income                    --          --          --       (0.09)      (0.18)

  Net realized gain         --       (0.42)      (0.23)      (0.05)      (2.46)

  Total distributions       --       (0.42)      (0.23)      (0.14)      (2.64)

NET ASSET
VALUE

End of period        $   29.84   $   27.88   $   21.44   $   25.32   $   23.89
                     ----------------------------------------------------------

Ratios/Supplemental
Data

Total return^             7.03%      32.06%    (14.41)%       6.60%       6.79%

Ratio of total
expenses to
average net assets        1.19%!      1.19%       1.19%       1.16%       0.82%!

Ratio of net
investment income
(loss) to average
net assets              (0.41)%!    (0.33)%     (0.13)%       0.26%       0.85%!

Portfolio
turnover rate             21.9%!      16.3%       15.3%       16.5%       32.8%!

Net assets,
end of period
(in thousands)        $ 386,836   $ 319,096   $ 141,005   $  38,632   $   7,479

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                  Shares/$ Par                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)


COMMON STOCKS   90.6%


CONSUMER DISCRETIONARY   10.3%


Auto Components   0.5%

Keystone Automotive *                              640,300               17,858

Strattec Security *                                190,600               13,043

                                                                         30,901

Automobiles   0.1%

Winnebago                                           85,200                3,176

                                                                          3,176

Hotels, Restaurants & Leisure   2.6%

Applebee's                                         707,512               16,287

CEC Entertainment *                                464,000               13,693

Chicago Pizza & Brewery *                          316,300                4,811

PF Chang's China Bistro *                          400,000               16,460

Red Robin Gourmet Burgers *                        277,500                7,595

Ruby Tuesday                                     1,064,800               29,229

Sonic *                                          1,317,750               29,979

The Cheesecake Factory *                           864,000               34,378

                                                                        152,432

Household Durables   0.8%

Harman International                               120,000               10,920

Jarden *                                         1,050,000               37,789

                                                                         48,709

Internet & Catalog Retail   0.3%

priceline.com *                                    570,000               15,350

                                                                         15,350

Leisure Equipment & Products   2.0%

Brunswick                                        1,220,200               49,784

MarineMax *                                        672,000               19,273

Polaris Industries                                 480,000               23,040

SCP Pool                                           577,025               25,966

                                                                        118,063

Media   1.4%

Emmis Communications *                             644,300               13,517

Entercom Communications *                          238,500                8,896

Getty Images *                                     186,000               11,160

Scholastic *                                     1,353,800               40,546

Young Broadcasting *                               430,700                5,664

                                                                         79,783

Multiline Retail   0.4%

Big Lots *                                         795,000               11,496

Neiman Marcus, Class A                             259,300               14,430

                                                                         25,926

Specialty Retail   2.1%

AC Moore Arts & Crafts *                           313,800                8,633

AnnTaylor Stores *                               2,062,500               59,771

Christopher & Banks                                923,950               16,363

Hot Topic *                                        250,000                5,123

Linens 'n Things *                                 673,900               19,752

Monro Muffler Brake *                              300,000                7,278

The Finish Line, Class A *                         225,000                6,788

Ultimate Electronics *                             337,800                1,669

                                                                        125,377

Textiles, Apparel, & Luxury Goods   0.1%

Culp *                                             209,900                1,633

Unifi *                                            908,400                2,662

                                                                          4,295

Total Consumer Discretionary                                            604,012


CONSUMER STAPLES   1.9%


Food & Staples Retailing   1.6%

Casey's General Stores                           2,448,000               44,799

Performance Food Group *                         1,271,700               33,751

Wild Oats Markets *                                881,900               12,408

                                                                         90,958

Food Products   0.2%

ADM Cranberry *!!@                                     164                   52

American Italian Pasta, Class A                    274,000                8,352

Makepeace @                                            164                  984

Seneca Foods, Class A *                             72,000                1,314

Seneca Foods, Class B *                            187,600                3,611

                                                                         14,313

Personal Products   0.1%

Chattem *                                          243,000                7,015

                                                                          7,015

Total Consumer Staples                                                  112,286


ENERGY   7.4%


Energy Equipment & Services   5.6%

Atwood Oceanics *                                  577,000               24,090

Cooper Cameron *                                   103,300                5,031

FMC Technologies *                               1,749,900               50,397

Grant Prideco *                                  3,274,350               60,444

Hanover Compressor *                             1,625,000               19,337

Hydril *                                           373,300               11,759

Key Energy Services *                              750,600                7,086

Lone Star Technologies *                           405,700               11,181

National Oilwell *                               2,401,700               75,630

Seacor Smit *                                      899,500               39,515

Smith International *                              260,200               14,509

W-H Energy Services *                              473,900                9,288

                                                                        328,267

Oil & Gas   1.8%

Forest Oil *                                     1,575,100               43,032

Noble Energy                                       859,400               43,829

Ultra Petroleum *                                  588,500               21,969

                                                                        108,830

Total Energy                                                            437,097


FINANCIALS   16.3%


Capital Markets   1.5%

Affiliated Managers Group *                        550,000               27,703

Investor's Financial Services                      751,000               32,729

National Financial Partners                        338,000               11,921

Piper Jaffray *                                    383,000               17,323

                                                                         89,676

Commercial Banks   5.6%

Boston Private Financial                           575,400               13,326

Chittenden                                       1,758,150               61,799

Citizens Banking                                 1,497,500               46,497

Glacier Bancorp                                    505,736               14,247

Pinnacle Financial Partners *                       80,700                1,477

Provident Bankshares                               952,078               27,458

Sandy Spring Bancorp                               450,000               15,637

Signature Bank *                                    93,000                2,210

Southwest Bancorp                                  998,500               44,054

Texas Capital Bancshares *                         804,600               13,356

Valley National Bancorp                          1,446,995               36,580

WestAmerica                                      1,000,000               52,450

                                                                        329,091

Diversified Financial Services   0.6%

Assured Guaranty *                               1,885,000               31,951

                                                                         31,951

Insurance   5.7%

Aspen Insurance Holdings                           779,000               18,096

Bristol West Holdings                              832,000               15,134

Brown and Brown                                    750,000               32,325

Harleysville Group                                 316,200                5,960

Horace Mann Educators                            2,029,100               35,469

Infinity Property & Casualty                       948,900               31,314

Markel *                                           111,500               30,941

Ohio Casualty *                                  2,495,700               50,239

PartnerRe                                          700,000               39,711

Selective Insurance                                814,000               32,462

Triad Guaranty *                                   290,000               16,878

W. R. Berkley                                      586,000               25,169

                                                                        333,698

Real Estate   2.9%

Arden Realty, REIT                                 739,200               21,740

EastGroup Properties, REIT                         887,600               29,885

Essex Property Trust, REIT                         100,000                6,835

Gables Residential Trust, REIT                     792,600               26,932

LaSalle Hotel Properties, REIT                     495,400               12,088

Manufactured Home Communities, REIT                315,000               10,455

Parkway Properties, REIT !                         599,700               26,657

Reckson Associates Realty, REIT                    265,900                7,302

Washington, REIT                                   971,300               28,537

                                                                        170,431

Thrifts & Mortgage Finance   0.0%

Frankfort First                                     61,400                1,386

                                                                          1,386

Total Financials                                                        956,233


HEALTH CARE   10.4%


Biotechnology   3.0%

Abgenix *                                           96,000                1,125

Alexion Pharmaceutical *                           100,000                1,860

Alkermes *                                         938,700               12,766

Amylin Pharmaceuticals *                           440,000               10,032

Anadys Pharmaceuticals *                           540,000                3,834

Cephalon *                                         353,517               19,090

Cubist Pharmaceuticals *                           922,200               10,236

CV Therapeutics *                                  104,300                1,748

Cytogen *                                          360,000                5,724

Cytokinetics *                                      65,000                  965

deCODE GENETICS *                                  471,703                4,010

Dynavax Technologies *                             366,000                2,438

Exelixis *                                         819,700                8,271

Memory Pharmaceuticals *                           366,000                3,331

Myriad Genetics *                                1,000,000               14,920

Neurocrine Biosciences *                           437,500               22,684

NPS Pharmaceuticals *                              247,400                5,195

ONYX Pharmaceuticals *                             489,700               20,744

OSI Pharmaceuticals *                               54,400                3,832

Rigel Pharmaceuticals *                            244,000                3,467

Trimeris *                                         391,900                5,655

Vertex Pharmaceuticals *                         1,319,620               14,305

                                                                        176,232

Health Care Equipment
& Supplies   3.2%

Advanced Neuromodulation
Systems *                                          575,000               18,860

Analogic                                           409,500               17,375

DJ Orthopedics *                                   478,000               10,994

Edwards Lifesciences *                             589,900               20,558

EPIX Medical *                                     190,000                4,009

Integra LifeServices Holdings *                    601,000               21,197

Matthews International,
Class A                                          1,419,600               46,762

Nuvasive *                                         360,000                3,928

Steris *                                         1,050,100               23,690

Thoratec *                                         525,000                5,633

Wilson Greatbatch Technologies *                   487,300               13,620

                                                                        186,626

Health Care Providers
& Services   3.0%

Henry Schein *                                     777,200               49,072

Hooper Holmes                                    1,103,200                6,332

LabOne *                                           350,000               11,123

Lifeline Systems *                                 667,200               15,786

LifePoint Hospitals *                              125,000                4,653

Sunrise Senior Living *!                         1,269,100               49,673

Symbion *                                          144,300                2,519

United Surgical Partners
International *                                    540,000               21,314

WellChoice *                                       425,000               17,595

                                                                        178,067

Pharmaceuticals   1.2%

Able Laboratories *                                 35,700                  734

Atherogenics *                                     625,000               11,894

Eon Labs *                                         400,000               16,372

Inspire Phamaceuticals *                           250,000                4,180

Medicines Company *                                350,000               10,678

Nektar Therapeutics *                              175,100                3,495

Noven Pharmaceuticals *                          1,056,300               23,260

                                                                         70,613

Total Health Care                                                       611,538


INDUSTRIALS & BUSINESS SERVICES   16.6%


Aerospace & Defense   1.2%

Armor Holdings *                                 1,502,300               51,078

Mercury Computer Systems *                         755,000               18,724

                                                                         69,802

Air Freight & Logistics   2.2%

EGL *                                            1,522,300               40,493

Expeditors International
of Washington                                       83,600                4,131

Pacer International *                              830,000               15,355

Ryder System                                       720,000               28,850

UTi Worldwide                                      787,600               41,499

                                                                        130,328

Airlines   0.2%

Frontier Airlines *                                710,000                7,725

Midwest Express Holdings *                         555,600                2,317

                                                                         10,042

Building Products   0.4%

Quixote                                            234,782                4,707

Trex *                                             443,500               16,742

                                                                         21,449

Commercial Services
& Supplies   5.5%

Central Parking                                  1,486,400               27,781

Consolidated Graphics *!                         1,001,900               44,134

Education Management *                             163,600                5,376

Electro Rent                                       564,300                5,908

First Advantage, Class A *                         245,800                4,646

G&K Services, Class A                              807,700               32,461

Herman Miller                                    1,370,700               39,668

Intersections *                                     82,000                1,967

Ionics *!                                        1,150,000               32,487

KForce.com *                                     1,311,200               12,378

Layne Christensen *                                343,700                5,688

LECG *                                             906,100               15,685

Resources Connection *                           1,133,500               44,331

SOURCECORP *                                       625,900               17,225

Tetra Tech *                                     1,589,262               25,937

West Corporation *                                 371,908                9,725

                                                                        325,397

Construction & Engineering   0.2%

Insituform Technologies *                          698,100               11,358

                                                                         11,358

Electrical Equipment   2.0%

A.O. Smith                                       1,745,700               55,496

American Superconductor *                          219,000                2,865

Artesyn Technologies *                           1,200,000               10,800

Belden !                                         1,915,000               41,038

PECO II *                                          260,200                  208

Woodward Governor                                   89,700                6,468

                                                                        116,875

Machinery   3.5%

Actuant Corporation,
Class A *                                          918,260               35,803

Graco                                            1,020,000               31,671

Harsco                                           1,159,600               54,501

IDEX                                               406,950               13,979

Lindsay Manufacturing !                          1,062,200               25,514

Reliance Steel & Aluminum                          323,100               13,028

Toro                                               475,000               33,283

                                                                        207,779

Road & Rail   1.4%

Genesee & Wyoming, Class A *                       200,000                4,740

Heartland Express                                  533,391               14,594

Knight Transportation *                          1,544,800               44,382

Overnite                                           585,000               17,199

                                                                         80,915

Total Industrials &
Business Services                                                       973,945

INFORMATION TECHNOLOGY   20.1%


Communications Equipment   1.6%

Black Box                                          800,000               37,808

Emulex *                                         1,000,000               14,310

F5 Networks *                                      425,000               11,254

Ixia *                                             625,000                6,150

Packeteer *                                        477,500                7,712

Riverstone Networks *                            1,750,000                2,292

Sirf Technology Holdings *                         469,400                6,135

Stratos International *                             42,143                  231

Tekelec *                                          416,700                7,571

                                                                         93,463

Computer & Peripherals   0.2%

Synaptics *                                        650,000               12,447

                                                                         12,447

Electronic Equipment &
Instruments   2.3%

Digital Theater Systems *                          425,000               11,114

KEMET *                                          1,845,000               22,546

Littelfuse *                                       601,600               25,514

Methode Electronics                              1,254,700               16,273

Newport *                                          789,600               12,768

Plexus *                                         1,898,600               25,631

Technitrol *                                       379,500                8,311

Woodhead Industries !                              960,300               14,846

                                                                        137,003

Internet Software &
Services   1.1%

Digital Insight *                                  845,000               17,517

Internet Security Systems *                        937,600               14,383

MatrixOne *                                      1,603,700               11,082

Netegrity *                                        875,000                7,402

Sonicwall *                                        115,200                  991

Websense *                                         433,800               16,150

                                                                         67,525

IT Services   3.7%

BISYS Group *                                    1,094,000               15,382

CACl International, Class A *                      870,800               35,215

Global Payments                                    868,000               39,078

Iron Mountain *                                  1,181,825               57,035

Maximus *                                        1,058,300               37,527

MPS Group *                                      2,646,800               32,079

                                                                        216,316

Semiconductor & Semiconductor
Equipment   4.6%

AMIS Holdings *                                    680,000               11,506

Artisan Components *                               875,000               22,575

Atheros Communications *                           364,000                3,836

ATMI *                                             860,000               23,487

Cabot Microelectronics *                           544,000               16,652

Entegris *                                       1,441,200               16,675

Exar *                                           1,163,000               17,050

Lattice Semiconductor *                            168,800                1,183

Microsemi *                                      1,165,000               16,555

MKS Instruments *                                1,456,200               33,230

Mykrolis *                                       1,554,800               27,085

PDF Solutions *                                    826,300                6,999

Power Integrations *                               145,000                3,610

Semtech *                                        1,764,000               41,524

Sigmatel *                                         428,000               12,438

Tessera Technologies *                             758,900               13,675

                                                                        268,080

Software   6.6%

Actuate *                                          395,500                1,562

Altiris *                                          585,400               16,163

Catapult Communications *                          418,600                9,628

Concord Communications *                           499,400                5,698

FactSet Research Systems                           856,200               40,473

FileNet *                                        1,271,400               40,138

Jack Henry & Associates                          2,420,100               48,644

Kronos *!                                        1,575,000               64,890

Magma Design Automation *                          506,400                9,738

Mercury Interactive *                              279,300               13,918

Motive *                                           641,900                6,624

NetIQ *                                          1,346,400               17,773

Open Solutions *                                   422,000               10,542

Progress Software *                                900,000               19,503

Quest Software *                                 1,059,400               13,666

Red Hat *                                          856,700               19,678

RSA Security *                                   1,177,200               24,097

SPSS *                                             536,400                9,639

Verisity Ltd. *                                    340,000                2,040

Verity *                                         1,225,000               16,550

                                                                        390,964

Total Information Technology                                          1,185,798


MATERIALS   6.4%


Chemicals   4.3%

Airgas                                           2,875,000               68,742

Arch Chemicals !                                 1,198,100               34,529

Ferro                                            1,340,000               35,751

IMC Global                                       2,325,000               31,155

MacDermid                                          175,000                5,924

Material Sciences *                                691,100                7,360

Minerals Technologies                              948,000               54,984

Symyx Technologies *                               575,000               13,869

                                                                        252,314

Containers & Packaging   0.4%

Chesapeake Corp.                                   710,000               18,943

Smurfit-Stone Container *                          191,100                3,812

                                                                         22,755

Metals & Mining   1.4%

Adrian Steel !@                                     13,000                4,095

Coal Creek @                                         9,295                1,924

Gibraltar Steel                                    378,500               12,423

Lihir Gold (AUD) *                               7,971,900                5,486

Meridian Gold *                                  1,700,000               22,049

NN                                                 163,900                2,083

Steel Dynamics *                                 1,175,000               33,640

                                                                         81,700

Paper & Forest Products   0.3%

Buckeye Technologies *                           1,780,100               20,471

                                                                         20,471

Total Materials                                                         377,240


TELECOMMUNICATION SERVICES   0.8%


Wireless Telecommunication Services   0.8%

Spectrasite *                                      896,000               38,725

Western Wireless, Class A *                        340,000                9,829

Total Telecommunication Services                                         48,554


UTILITIES   0.4%


Electric Utilities   0.4%

Cleco                                              767,200               13,794

El Paso Electric *                                 726,200               11,213

Total Utilities                                                          25,007

Total Common Stocks
(Cost  $4,141,952)                                                    5,331,710

TRUSTS & MUTUAL FUNDS   0.6%

Trusts & Mutual Funds   0.6%

Ishares Russell 2000                               300,000               35,397

Total Trusts & Mutual Funds
(Cost  $30,479)                                                          35,397

SHORT-TERM INVESTMENTS   7.9%

U.S. Treasury Obligations 0.1%

U.S. Treasury Bills
  0.97%, 8/26/04 ++                              1,000,000                  998

  1.005%, 8/26/04 ++                             4,600,000                4,593

  1.02%, 8/26/04 ++                                250,000                  250

  1.07%, 8/26/04 ++                                250,000                  250

                                                                          6,091
Money Market Fund   7.8%

T. Rowe Price Reserve Investment
Fund, 1.16% #!                                 459,208,907              459,209

                                                                        459,209

Total Short-Term Investments
(Cost  $465,299)                                                        465,300

Total Investments in Securities

99.1% of Net Assets
(Cost $4,637,730)                                          $          5,832,407
                                                           --------------------

Futures Contracts
($ 000s)

                                                  Contract           Unrealized
                            Expiration               Value           Gain (Loss)
                            ----------            --------           ----------
Long, 412 Russell 2000
contracts, $6,100 par
of U.S. Treasury Bills
pledged as initial margin         9/04     $       122,024      $         5,291

Net payments (receipts)
of variation
margin to date                                                          (4,498)

Variation margin receivable
(payable) on open futures
contracts                                                       $           793
                                                                ---------------

(1)   Denominated in U.S. dollars unless otherwise noted

#     Seven-day yield

*     Non-income producing

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at 6/30/04.

!     Affiliated company - See Note 2.

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total value of such securities at period-end amounts to $52 and represents 0.00% of net assets

@ Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors

AUD   Australian dollar

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value
  Affiliated companies
  (cost $723,419)                                          $            797,072

  Other companies
  (cost $3,914,311)                                                   5,035,335

Total investments in securities                                       5,832,407

Other assets                                                             69,399

Total assets                                                          5,901,806

Liabilities

Total liabilities                                                        15,761

NET ASSETS                                                 $          5,886,045
                                                           --------------------

Net Assets Consist of:

Undistributed net investment
income (loss)                                              $             (4,952)

Undistributed net realized
gain (loss)                                                             193,198

Net unrealized gain (loss)                                            1,199,968

Paid-in-capital applicable to
196,357,035 shares of $0.50
par value capital stock outstanding;
200,000,000 shares authorized                                         4,497,831


NET ASSETS                                                 $          5,886,045
                                                           --------------------

NET ASSET VALUE PER SHARE

Investor Class
($5,499,208,857/183,391,973
shares outstanding)                                        $              29.99
                                                           --------------------
Advisor Class
($386,836,417/12,965,062
shares outstanding)                                        $              29.84
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04
Investment Income (Loss)

Income
  Dividend                                                 $             21,682

  Interest                                                                   23

  Total income                                                           21,705

Expenses
  Investment management                                                  21,253

  Shareholder servicing
    Investor Class                                                        4,227

    Advisor Class                                                           264

  Rule 12b-1 fees - Advisor Class                                           455

  Prospectus and shareholder reports
    Investor Class                                                          151

    Advisor Class                                                            39

  Custody and accounting                                                    138

  Registration                                                              111

  Legal and audit                                                            13

  Directors                                                                   6

  Miscellaneous                                                               4

  Total expenses                                                         26,661

  Expenses paid indirectly                                                   (4)

  Net expenses                                                           26,657

Net investment income (loss)                                             (4,952)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                            115,181

  Futures                                                                 1,274

  Net realized gain (loss)                                              116,455

Change in net unrealized gain (loss)
  Securities                                                            264,286

Futures                                                                   4,396

  Change in net unrealized gain (loss)                                  268,682

Net realized and unrealized gain (loss)                                 385,137

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $            380,185
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $        (4,952)     $        (4,492)

  Net realized gain (loss)                         116,455              159,039

  Change in net unrealized gain (loss)             268,682            1,058,509

  Increase (decrease) in net
  assets from operations                           380,185            1,213,056

Distributions to shareholders
  Net realized gain
    Investor Class                                      --              (79,833)

    Advisor Class                                       --               (4,666)

  Decrease in net assets
  from distributions                                    --              (84,499)

Capital share transactions *
  Shares sold
    Investor Class                                 857,971            1,456,686

    Advisor Class                                   97,186              160,137

  Distributions reinvested
    Investor Class                                      --               75,918

    Advisor Class                                       --                4,529

  Shares redeemed
    Investor Class                                (578,873)          (1,037,784)

    Advisor Class                                  (53,666)             (44,286)

  Increase (decrease) in net
  assets from capital
  share transactions                               322,618              615,200

Net Assets

Increase (decrease) during period                  702,803            1,743,757

Beginning of period                              5,183,242            3,439,485

End of period                              $     5,886,045      $     5,183,242
                                           ------------------------------------

(Including undistributed net investment income
(loss) of $(4,952) at 6/30/04 and $0 at 12/31/03)

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03
*Share information
  Shares sold
    Investor Class                                  29,567               60,161

    Advisor Class                                    3,375                6,571

  Distributions reinvested
      Investor Class                                    --                2,799

      Advisor Class                                     --                  168

  Shares redeemed
    Investor Class                                 (20,006)             (42,561)

    Advisor Class                                   (1,857)              (1,869)

  Increase (decrease) in shares outstanding         11,079               25,269

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies. The fund has two classes of shares: the Small-Cap Stock Fund original share class, referred to in this report as the Investor Class, offered since June 1, 1956, and Small-Cap Stock--Advisor Class (Advisor Class), offered since March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $124,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended June 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2004, the value of affiliated companies totaled $797,072,000, representing 13.7% of the value of the fund's investments in securities. For the six months then ended, $5,222,000 (24.1%) of dividend income and $6,116,000 (5.3%) of net realized gain reflected in the accompanying financial statements resulted from the fund's transactions with affiliated companies.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $750,180,000 and $558,038,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

At June 30, 2004, the cost of investments for federal income tax purposes was $4,637,730,000. Net unrealized gain aggregated $1,199,968,000 at period-end, of which $1,442,556,000 related to appreciated investments and $242,588,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $3,569,000.

The Advisor Class is also subject to a contractual expense limitation through April 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.20%. Through April 30, 2008, the class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation. For the six months ended June 30, 2004, the Advisor Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. Expenses incurred pursuant to these service agreements totaled $2,476,000 for the six months ended June 30, 2004, of which $392,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2004, the fund was charged $98,000 for shareholder servicing costs related to the college savings plans, of which $71,000 was for services provided by Price and $18,000 was payable at period-end. At June 30, 2004, approximately 1.1% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds (Retirement Funds) may invest. The Retirement Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2004, the fund was allocated $180,000 of Retirement Funds' expenses, of which $120,000 related to services provided by Price and $36,000 was payable at period-end. At June 30, 2004, approximately 2.2% of the outstanding shares of the Investor Class were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $2,620,000.

T. Rowe Price Small-Cap Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Small-Cap Stock Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Small-Cap Stock Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004